UNITED STATES
       		SECURITIES AND EXCHANGE COMMISSION
       			FORM 13F



       		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:


September 30, 2004

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
       		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  November 12, 2004


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	77
Form 13F Information Table Value Total:	$498,527


List of Other Included Managers:

No. 13F File Number		Name






 WALTER F. HARRISON, III









            FORM 13F










   AS OF SEPTEMBER 30, 2004





                   FORM 13F













Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V






Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared







































in Instr. V
Other



AFFILIATED MANAGERS GROUP
Common
008252108
3,935,190
73,500
X


Walter Harrison
X

AFFORDABLE RESIDENTIAL COMMUNITIES
Common
008273104
125,560
8,600
X


Walter Harrison
X

AFFORDABLE RESIDENTIAL COMMUNITIES
Common
038784203
999,993
184,521
X


Walter Harrison
X

ALLIANT TECHSYSTEMS INC
Common
018804104
18,496,847
305,733
X


Walter Harrison
X

ALTRIA GROUP
Common
02209S103
13,292,798
282,585
X


Walter Harrison
X

AMERICAN TECHNOLOGY CORP CMN
Common
030145205
2,228,349
387,539
X


Walter Harrison
X

ANALOG DEVICES INC
Common
032654105
667,016
17,200
X


Walter Harrison
X

ANTHRACITE CAPITAL INC
Common
037023108
4,000,531
359,760
X


Walter Harrison
X

BANK NEW YORK INC
Common
064057102
13,362,514
458,091
X


Walter Harrison
X

BIOGEN IDEC CMN
Common
09062X103
532,179
8,700
X


Walter Harrison
X

BJ SERVICES CO
Common
055482103
1,844,832
35,200
X


Walter Harrison
X

CABLEVISION SYSTEMS CORP
Common
12686C109
740,220
36,500
X


Walter Harrison
X

CADENCE DESIGN SYSTEMS INC
Common
127387108
1,439,616
110,400
X


Walter Harrison
X

CAESARS ENTERTAINMENT
Common
127687101
6,405,703
383,575
X


Walter Harrison
X

CAPITAL AUTOMOTIVE REIT
Common
139733109
17,274,486
552,430
X


Walter Harrison
X

CAPITAL CROSSING BANK
Common
140071101
9,789,312
384,800
X


Walter Harrison
X

CAREMARK RX INC
Common
141705103
16,850,155
525,418
X


Walter Harrison
X

CENDANT CORP
Common
151313103
2,099,520
97,200
X


Walter Harrison
X

CENTENE CORP DEL
Common
15135B101
1,537,138
36,100
X


Walter Harrison
X

CHICAGO MERCANTILE HLDGS INC CMN
Common
167760107
1,435,570
8,900
X


Walter Harrison
X

CITIZENS COMMUNICATIONS COMPANY
Common
17453B101
4,911,452
366,800
X


Walter Harrison
X

CNA FINANCIAL CORP
Common
126117100
11,777,817
490,538
X


Walter Harrison
X

COMPUTER ASSOC INTL INC.
Common
204912109
13,540,555
514,850
X


Walter Harrison
X

CYBERONICS
Common
23251P102
6,258,714
305,900
X


Walter Harrison
X

DESIGN WITHIN REACH
Common
250557105
3,168,117
184,300
X


Walter Harrison
X

DIRECT TV GROUP
Common
25459L106
3,173,236
180,400
X


Walter Harrison
X

EBAY INC
Common
278642103
1,266,290
13,773
X


Walter Harrison
X

EVEREST REINSURANCE
Common
G3223R108
18,596,251
250,185
X


Walter Harrison
X

FAIRFAX FINANCIAL
Common
030390110
20
2,000
X


Walter Harrison
X

FANNIE MAE COMMON STOCK
Common
313586109
14,120,575
222,722
X


Walter Harrison
X

FIRST REPUBLIC BANK
Common
336158100
10,899,700
236,950
X


Walter Harrison
X

FOREST CITY ENTERPRISES (CL-A)
Class-A
345550107
20,108,029
364,937
X


Walter Harrison
X

GOOGLE, INC CMN
Common
38259P508
972,000
7,500
X


Walter Harrison
X

HOLLINGER ITNL INC CL A
Common
435569108
5,527,613
319,700
X


Walter Harrison
X

HOLLYWOOD MEDIA CORP
Common
436233100
4,323,193
1,260,406
X


Walter Harrison
X

HOME DEPOT
Common
437076102
3,669,120
93,600
X


Walter Harrison
X

INTERSIL CORP.
Common
46069S109
2,719,251
170,700
X


Walter Harrison
X

ITLA CAP CORP
Common
450565106
13,337,940
288,700
X


Walter Harrison
X

LABORATORY CORP AMER HLDGS CMN
Common
50540R409
2,662,548
60,900
X


Walter Harrison
X

LAKES ENTERTAINMENT INC
Common
51206P109
1,756,448
167,600
X


Walter Harrison
X

LIBERTY MEDIA
Common
530718105
15,254,332
1,749,350
X


Walter Harrison
X

LIBERTY MEDIA INTL INC
Common
530719103
3,166,921
94,926
X


Walter Harrison
X

LONE STAR STEAKHOUSE SALOON
Common
542307103
3,753,099
145,300
X


Walter Harrison
X

MAGNUM HUNTER RESOURCES
Common
55972F203
11,199,570
970,500
X


Walter Harrison
X

MAYORS JEWELERS INC
Common
578462103
295,618
410,580
X


Walter Harrison
X

METTLER TOLEDO INTL
Common
592688105
8,617,650
182,500
X


Walter Harrison
X

MICROMUSE INC
Common
595094103
1,820,864
494,800
X


Walter Harrison
X

NASDAQ-100 TRUST SERIES
Common
631100104
84,336
2,400
X


Walter Harrison
X

NEW YORK COMMUNITY BANCORP INC
Common
649445103
7,244,930
352,723
X


Walter Harrison
X

NEWS CORPORATION LTD ADR PFD USDO .1830
Preferred
652487802
2,684,981
85,700
X


Walter Harrison
X

NII HOLDINGS INC
Common
62913F201
6,276,283
152,300
X


Walter Harrison
X

NORTH FORK BANCORPORATION INC NY
Common
659424105
14,738,287
331,570
X


Walter Harrison
X

NTL (DELWARE) INC.
Common
62940M104
1,427,610
23,000
X


Walter Harrison
X

OCWEN FINANCIAL CORP
Common
675746101
5,888,437
643,545
X


Walter Harrison
X

PFF BANCORP
Common
69331W104
7,240,684
189,200
X


Walter Harrison
X

PFIZER INC
Common
717081103
2,230,740
72,900
X


Walter Harrison
X

PREPAID LEGAL SERVICES
Common
740065107
862,129
33,572
X


Walter Harrison
X

PRICE COMMUNICATIONS
Common
741437305
2,728,225
178,900
X


Walter Harrison
X

PROVIDIAN FINANCIAL CORP
Common
74406A102
1,777,776
114,400
X


Walter Harrison
X

PROVIDIAN NATIONAL BANK 3.25 8/15/05
Convertible
74406AAA0
197,000
200,000
X


Walter Harrison
X

PULTE HOMES INC
Common
745867101
33,193,315
540,872
X


Walter Harrison
X

RADIAN GROUP INC(CMAC)
Common
750236101
13,648,206
295,224
X


Walter Harrison
X

RECONDITIONED SYSTEMS INC
Common
756240305
538,456
365,055
X


Walter Harrison
X

REDWOOD TRUST INC
Common
758075402
23,216,495
371,940
X


Walter Harrison
X

REYNOLDS & REYNOLDS CO CL-A
Class-A
761695105
15,847,095
642,363
X


Walter Harrison
X

SMITH & WOLLENSKY RESTAURANT
Common
831758107
3,036,320
542,200
X


Walter Harrison
X

TEVA PHARMACEUTICAL IND LTD
Common
881624209
4,233,587
163,144
X


Walter Harrison
X

TIME WARNER INC
Common
887317105
3,337,752
206,800
X


Walter Harrison
X

UNITEDGLOBALCOM INC CL-A
Common
913247508
8,867,637
1,187,100
X


Walter Harrison
X

URBAN OUTFITTERS INC CMN
Common
917047102
1,950,480
56,700
X


Walter Harrison
X

US BANCORP
Common
902973304
6,074,664
210,196
X


Walter Harrison
X

WADDELL & REED FIN, INC
Common
930059100
1,265,000
57,500
X


Walter Harrison
X

WASHINGTON MUTUAL, INC
Common
939322103
8,817,777
225,634
X


Walter Harrison
X

WEB METHODS INC
Common
94768C108
2,931
551
X


Walter Harrison
X

WILLIS GROUP HOLDINGS LTD
Common
G96655108
17,017,000
455,000
X


Walter Harrison
X

WTS/DIME BANCORP INC
Misc
25429Q110
27,664
197,600
X


Walter Harrison
X

WTS/INTERACTIVECORP 35.100 EXP 2/04/09
Misc
44919P110
116,350
17,900
X


Walter Harrison
X

Total Market Value


498,526,599






